Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2016	2015	2014

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,883	1,930	2,570
Income from discontinued operations, net of tax	16	3	24

Net income	1,899	1,933	2,594

Weighted-average number of shares outstanding (in millions)	2,151	2,226	2,288

Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.88	0.87	1.12
Income from discontinued operations, net of tax	—	—	0.01

Net income	0.88	0.87	1.13

Diluted earnings per share

($ in millions, except per share data in $)	2016	2015	2014

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,883	1,930	2,570
Income from discontinued operations, net of tax	16	3	24

Net income	1,899	1,933	2,594

Weighted-average number of shares outstanding (in millions)	2,151	2,226	2,288
Effect of dilutive securities:
Call options and shares	3	4	7

Adjusted weighted-average number of shares outstanding (in millions)	2,154	2,230	2,295

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.87	0.87	1.12
Income from discontinued operations, net of tax	0.01	—	0.01

Net income	0.88	0.87	1.13